Annual Notice of Securities Sold Pursuant to Rule 24F-2

                           UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.


1.   Name and address of issuer:
          Managed Municipal Fund, Inc.
          One South Street
          Baltimore, MD 21202
___________________________________________________________________

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

___________________________________________________________________

3.        Investment Company Act File Number: 811-6023

          Securities Act File Number:  33-32819

___________________________________________________________________

4(a).     Last day of fiscal year for which this Form is filed:
          October 31, 1997

___________________________________________________________________

4(b). [ ] Check box if this Form is being filed late (i.e.,more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

___________________________________________________________________

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

___________________________________________________________________








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5.   Calculation of registration fee: (see attached Schedule A)

     (i)   Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):                   $    0
                                                                       _______
     (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year:        $ 20,144,490.00
                                                      _______________

     (iii) Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the
           Commission:                                    $         0*
                                                            __________
               *All shares repurchased or redeemed in fiscal years ended October 31, 1996 and October 31,
               1997 were prepaid and are included in Item 6.

     (iv)  Total available redemption credits {add
           Items 5(ii) and 5(iii)}:                            -$20,144,490.00
                                                                ______________

     (v) Net sales -- if Item 5(i) is greater than Item --5(iv) {subtract Item 5(iv) from
           Item 5(i)}:                                          $_____________

     (vi)  Redemption credits available for use in
           future years                               $(20,144,490.00)
                                                      ________________
           --if Item 5(i) is less than Item 5(iv)
           {subtract Item 5(iv) from Item 5(i)}:

     (vii) Multiplier for determining registration fee (See
           Instruction C.9):                                          x.000295
                                                                      ________

     (viii) Registration fee due {multiply Item 5(v) by Item
            5(vii)} (enter "0" if no fee is due):                   =$    0
                                                                     _________

______________________________________________________________________________














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6.   Prepaid shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 876,359 shares @ $9,350,763.90 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 858,432 shares @ $8,161,333.41

___________________________________________________________________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                        +$__________

___________________________________________________________________

8.   Total of the amount of the registration fee due plus any
     interest due {line 5(viii) plus line 7}:
                                                        =$     0
                                                         ___________

___________________________________________________________________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

                         [ ] Wire Transfer
                         [ ] Mail or other means

___________________________________________________________________

                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                    /s/ Joseph A. Finelli
                    Joseph A. Finelli, Chief Financial Officer


Date: January 15, 1998

     * Please print the name and title of the signing officer below the signature.




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
                                                    SCHEDULE A

Class    Shares      Sales Price     Front-End Sales      Dividends       Reinvested       Shares     Redemption Price
          Sold                         Commissions       Reinvested         Value         Redeemed

Flag     167,474    $1,785,725.00       $16,696.52         101,621      $1,072,730.00       606,069      $6,423,913.00

 ISI     382,670    $4,060,401.00       $44,650.38         224,594      $2,370,561.00     1,295,279     $13,720,577.00


Carry forward from prior years = 1,734,791 shares @ $17,512,097.31

         1997 Sales = 876,359 shares @ $9,350,763.90

         1997 Redemptions = 1,901,348 shares @ $20,144,490

         By offsetting the Fund's sales in fiscal year 1997 (876,359 shares @ $9,350,763.90) with credits for registrations of prior net redemptions (1,734,791 shares @ $17,512,097.31), no shares were sold pursuant to Rule 24f-2 in the fiscal year ended October 31, 1997.  Accordingly, no fee is due.

































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